UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05646

New Century Portfolios
(Exact name of registrant as specified in charter)

100 William Street, Suite 200 Wellesley, Massachusetts	02481
(Address of principal executive offices)	(Zip code)

Nicole M. Tremblay, Esq.

Weston Financial Group, Inc. 100 William Street, Suite 200 Wellesley, MA 02481
(Name and address of agent for service)

Registrant's telephone number, including area code:	(781) 235-7055

Date of fiscal year end:	October 31, 2017

Date of reporting period:	April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

New Century Capital New Century Balanced New Century International New Century Alternative Strategies SEMI-ANNUAL REPORT Six Months Ended April 30, 2017 (Unaudited)
100 William Street, Suite 200, Wellesley MA 02481	781-239-0445	888-639-0102	Fax 781-237-1635

contents

LETTER TO SHAREHOLDERS	2-5

NEW CENTURY PORTFOLIOS
New Century Capital Portfolio
Portfolio Information	6
Schedule of Investments	7-8
New Century Balanced Portfolio
Portfolio Information	9
Schedule of Investments	10-11
New Century International Portfolio
Portfolio Information	12
Schedule of Investments	13-14
New Century Alternative Strategies Portfolio
Portfolio Information	15
Schedule of Investments	16-17
Statements of Assets and Liabilities	18
Statements of Operations	19
Statements of Changes in Net Assets	20-23
Financial Highlights	24-27
Notes to Financial Statements	28-37
About Your Portfolios’ Expenses	38-39

LETTER TO SHAREHOLDERS	April 2017

Dear Fellow Shareholders:

For a while now equity markets have been waiting patiently for all of the attributes that drive performance to come together. For example, the markets are waiting for earnings to recover, for international countries to show growth, and for commodities to gain stability. During the past six months, we are more optimistic about growth conditions than we have been previously and anticipate the current bull market to continue in 2017.

Anchoring this expectation is corporate earnings, which during the first quarter of 2017, have shown the best year-over-year growth since 20111. With these earnings we have seen almost no reduction in full year earnings estimates for the S&P 500 Index, which reassures us that lofty valuations are justified and that future earnings growth could place continued upward pressure on equity prices. In addition, Europe is finally showing sustained green shoots with signs of inflation, employment gains, and political stability following elections in France. International growth is pivotal not only to international equities, but also to domestic equities as 30% of S&P 500 Index revenue comes from outside the United States2. We believe international markets are in the earlier innings of their recovery and have ample runway to decrease unemployment and see production gains which should benefit equities. Lastly, the OPEC’s production cut agreement in 2016 provided a critical floor to energy prices in a time when overall supply outstrips demand. This agreement was extended in the second quarter of 2017, and while we don’t believe energy prices will greatly rise during the remainder of 2017, the agreement should ensure that the energy and energy correlated market sectors do not become a drag on the overall market as they did in 2015 and 2016.

We do want to temper our optimism just a bit for a couple of reasons. First, the United States is at, or very close to, full employment and no amount of government stimulus can overcome a simple lack of workers in creating growth. We think growth can accelerate above 3% in the near-term with stimulus; however, our long-term estimate of GDP growth remains in the 2-2.5% range. Second, household debt and especially student loan debt is a negative to consumption and with interest rates lower for longer, the amount people will need to save in order to meet their current obligations and future goals will increase. Coupled together, these factors may put a further dent in consumption, causing a headwind to growth.

Lastly, to borrow a line from a popular television show, for fixed income, “winter is coming.” After a multi-decade bull market, rising rates in 2017 and beyond will pose an increasing headwind to fixed income as seen during the fourth quarter of 2016. As rates rose in anticipation of government stimulus after the U.S. presidential election, the Bloomberg Barclays U.S. Aggregate Bond Index lost 2.98% in the fourth quarter3. We believe that inflation is headed up and with it the Federal Reserve should continue to raise rates putting pressure on bonds. We also believe that fears of a “Brexit” induced recession in the United Kingdom may have been overblown and, coupled with renewed European growth, we could see other central banks begin to normalize as early as 2018 providing further headwinds to the overall fixed income markets.

No market goes straight up, and drawdowns, even double-digit drawdowns intra year, are common in equity markets. We continue to manage all of the funds for long-term risk adjusted returns and seek to use volatile times to enhance future opportunities. Thank you for your continued support of New Century Portfolios.

New Century Portfolio Comments – All portfolios are managed utilizing a three tier investment thesis consisting of Core, Strategic, and Tactical investments corresponding to initial target holding lengths. We believe this methodology allows all the portfolios to remain flexible while maximizing our near-term themes, long-term views and tax responsibility.

New Century Capital Portfolio (NCCPX) returned 11.86% versus 13.60% for the Morningstar Large Growth category, and 13.32% for the S&P 500 Index for the six-months ended April 30, 2017. The Fund finished 2016 in the top third of its category, outperforming the Morningstar Large Growth category by 2.35%4 for the full calendar year 2016. However, the Fund has lagged in the first part of 2017 as our value holdings have greatly underperformed growth. We continue to manage the Fund as a blend rather than just growth in order to provide a wider return opportunity set for investors in changing markets. Our major themes continue to be secular growth and dividend growth, as well as investments in midcap equities. The Fund had a nice tailwind during the first quarter of 2017 from smaller capitalization holdings and we took this opportunity to trim those higher beta holdings rotating into more technology and defense stocks which we believe could benefit from further integration into the home and mobile applications, and military spending respectfully. A lower weight to financials versus the benchmark and category was a headwind during November and December, however, as U.S. rates fell in the first part of 2017 our underweights turned into a slight tailwind since financials are positively correlated with rising interest rates. We do believe that financials should outperform in a rising rate environment, however valuations of mega-cap money center financials have come a long way and we will wait for a further uptick in U.S. data after a slow first quarter which would indicate a steeper future interest rate curve to add to those positions. International holdings have been a bright spot in 2017 and we continue to be bullish in this area both for slightly better valuations versus U.S. stocks and for what we believe will be increasing growth and an appreciating Euro currency.

New Century Balanced Portfolio (NCIPX) returned 8.46% versus 7.47% for the Allocation 50%-70% Equity Category and 7.24% for the Morningstar Moderate Target Risk Index for the six-months ending April 30, 2017. The Fund has performed very well outpacing its category by 0.99% and 1.00% in the six and twelve months ended April 30th. An overweight to equities versus bonds, and holdings in international and emerging markets provided tailwinds for the Fund. In addition, a timely play in convertibles through a closed-end fund was employed at a steep discount and as that discount turned into a premium the Fund was rewarded. Holdings in small caps and high-yield were reduced due to valuations. We continue to be bullish on high-yield, but believe much of the price appreciation has been completed as spreads over treasuries and investment grade bonds have tightened considerably. We continue to favor a lower duration in the bond portion of the portfolio versus the Bloomberg Barclays U.S. Aggregate Bond Index due to a rising rate environment. We have increased investments in floating rate bond funds which carry healthy yields and extremely low duration, as well as emerging market debt which should benefit from stable commodity prices, a weaker dollar, and higher growth than their developed counterparts.

New Century International Portfolio (NCFPX) returned 9.50% versus 10.58% Morningstar Foreign Large Blend category, 11.47% for the MSCI EAFE Index, 10.37% for the MSCI ACWI ex- US Index for the six-months ended April 30, 2017. The International Portfolio continued to be managed with lower levels of risk during the end of 2016 and first part of 2017 as national elections and populism around the world created an environment of higher risk. With this in mind we are very satisfied with our returns and are getting more bullish particularly in Europe and emerging markets. Currency hedged positions which had been a tailwind to the Fund for several years were largely removed as it appears to us now that the current U.S. administration is in favor of a weaker USD. We continue to hedge parts of our Yen exposure, however we do not see currency hedging as a key performance driver moving forward. Investments in small and mid-caps provided a great diversifier for the Fund and historically have provided very good downside performance during market weakness. Slight underperformance can be attributable to our underweight in commodity exporting emerging markets. While we had increased exposure during 2016, we preferred to stay in emerging Asia versus Latin America / Russia due to the volatility of energy prices and political instability. We are favoring Europe over Japan currently on rising growth and better momentum although very favorable valuations in Japan versus other parts of the world could warrant an increased investment in the future.

New Century Alternative Strategies (NCHPX) returned 3.46% versus 2.71% for the Morningstar Multialternative category for the six-months ended April 30, 2017. The Fund is in the top half of Multialternative funds in 2017 through April 30th, and finished 2016 in the 20th percentile of the category. Master Limited Partnerships (MLPs) and multi-asset global strategies were the strongest performers for the six-months ended April 30th, while commodity and managed futures investments were the largest detractors. We noted in our 2016 Annual Letter: “Any changes to corporate tax codes could provide a tailwind to corporate earnings and a lift to our equity centric positions” and we feel this has somewhat played out since the U.S. presidential election. Given relatively high equity market valuations and low interest rates, we believe alternative strategies can play an important role in overall portfolio allocation, to dampen market volatility and provide inflation protection.

We appreciate and thank you for your trust in New Century Portfolios.

Sincerely,

Nicole M. Tremblay, Esq. President, CEO	Matthew I. Solomon Portfolio Manager	Ronald A. Sugameli Portfolio Manager

Investors should take into consideration the investment objectives, risks, charges and expenses of the New Century Portfolios carefully before investing. The prospectus contains these details and other information and should be read carefully before investing. Principal value of an investment will fluctuate and shares when redeemed may be worth more or less than your original investment. Past performance is not indicative of future results. Portfolio holdings and opinions expressed herein are subject to change.

[1]	Factset
[2]	Factset Geographical Revenue breakdown based on SPDR S&P 500 Index ETF (SPY)
[3]	Morningstar
[4]	NCCPX returned 5.54% compared to 3.19% for the Morningstar US Large Growth category for full year 2016 ranking in the 33rd percentile. All numbers obtained from Morningstar Direct.

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO INFORMATION
April 30, 2017 (Unaudited)

Asset Allocation (% of Net Assets)

Top Ten Long-Term Holdings

Security Description	% of Net Assets
Putnam Equity Income Fund - Class Y	6.8%
Vanguard Dividend Growth Fund - Investor Shares	6.5%
Loomis Sayles Growth Fund - Class Y	5.9%
Vanguard 500 Index Fund - Admiral Shares	5.7%
Glenmede Large Cap Growth Portfolio - Institutional Shares	5.3%
JPMorgan Value Advantage Fund - Institutional Class	5.1%
Glenmede Large Cap Core Portfolio - Institutional Shares	5.0%
T. Rowe Price Global Technology Fund	4.0%
Technology Select Sector SPDR Fund	3.9%
MFS Growth Fund - Class I	3.7%

NEW CENTURY CAPITAL PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2017 (Unaudited)
INVESTMENT COMPANIES — 99.5%	Shares	Value
Large-Cap Funds — 55.5%
American Funds AMCAP Fund - Class A	47,711	$1,395,558
DFA U.S. Large Cap Value Portfolio - Institutional Class	56,293	2,049,637
Glenmede Large Cap Core Portfolio - Institutional Shares	168,912	4,305,574
Glenmede Large Cap Growth Portfolio - Institutional Shares	161,607	4,568,628
iShares S&P 500 Growth ETF (a)	15,700	2,105,527
iShares S&P 500 Value ETF (a)	10,605	1,102,284
JPMorgan Value Advantage Fund - Institutional Class	132,591	4,400,710
Loomis Sayles Growth Fund - Class Y	379,788	5,070,174
MFS Growth Fund - Class I	37,277	3,149,516
Putnam Equity Income Fund - Class Y	263,091	5,811,683
Sterling Capital Special Opportunities Fund - Institutional Shares	121,936	3,009,371
Vanguard 500 Index Fund - Admiral Shares	22,262	4,904,062
Vanguard Dividend Growth Fund - Investor Shares	223,632	5,584,097
		47,456,821
Sector Funds — 22.1%
Fidelity Select Health Care Portfolio	4,213	900,676
Financial Select Sector SPDR Fund (a)	100,000	2,353,000
First Trust Dow Jones Internet Index Fund (a) (b)	26,000	2,398,240
iShares Nasdaq Biotechnology ETF (a)	6,000	1,785,840
Legg Mason Low Volatility High Dividend ETF (a)	60,000	1,793,400
SPDR S&P Aerospace & Defense ETF (a)	23,000	1,580,100
T. Rowe Price Global Technology Fund	209,776	3,404,664
Technology Select Sector SPDR Fund (a)	62,000	3,371,560
VanEck Vectors Gold Miners ETF (a)	60,000	1,333,800
		18,921,280
International Funds — 11.4%
DFA Continental Small Company Portfolio - Institutional Class	92,342	2,333,478
DFA International Core Equity Portfolio - Institutional Class	240,353	3,088,533
Hartford International Value Fund (The) - Class Y	99,079	1,630,838
JOHCM International Select Fund - Class I	58,685	1,186,606
Matthews Emerging Asia Fund - Institutional Class	102,092	1,452,775
		9,692,230
Mid-Cap Funds — 10.5%
Congress Mid Cap Growth Fund - Institutional Class	165,026	2,843,390
iShares S&P Mid-Cap 400 Growth ETF (a)	10,100	1,957,784
John Hancock Disciplined Value Mid Cap Fund - Class I	102,371	2,280,820
SPDR S&P MidCap 400 ETF Trust (a)	6,102	1,921,215
		9,003,209

Total Investment Companies (Cost $65,098,458)		$85,073,540

See accompanying notes to financial statements.

NEW CENTURY CAPITAL PORTFOLIO SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 0.6%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.63% (c) (Cost $494,481)	494,481	$494,481

Total Investments at Value — 100.1% (Cost $65,592,939)		$85,568,021

Liabilities in Excess of Other Assets — (0.1%)		(96,721)

Net Assets — 100.0%		$85,471,300

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of April 30, 2017.

See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO INFORMATION
April 30, 2017 (Unaudited)

Asset Allocation (% of Net Assets)

Top Ten Long-Term Holdings

Security Description	% of Net Assets
JPMorgan Value Advantage Fund - Institutional Class	7.6%
PIMCO Income Fund - Institutional Class	5.7%
First Eagle Global Fund - Class A	5.1%
iShares Core S&P 500 ETF	5.0%
Western Asset Core Plus Bond Fund - Class I	4.7%
Harding, Loevner International Equity Portfolio - Institutional Class	4.4%
SPDR S&P MidCap 400 ETF Trust	4.2%
Loomis Sayles Growth Fund - Class Y	4.2%
American Funds AMCAP Fund - Class A	4.1%
JPMorgan Hedged Equity Fund - Select Class	4.1%

NEW CENTURY BALANCED PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2017 (Unaudited)
INVESTMENT COMPANIES — 95.1%	Shares	Value
Large-Cap Funds — 31.9%
American Funds AMCAP Fund - Class A	70,861	$2,072,698
DFA U.S. Large Cap Growth Portfolio - Institutional Class	96,330	1,615,447
iShares Core S&P 500 ETF (a)	10,600	2,539,336
JPMorgan Hedged Equity Fund - Select Class	114,221	2,066,267
JPMorgan Value Advantage Fund - Institutional Class	115,912	3,847,128
Loomis Sayles Growth Fund - Class Y	158,293	2,113,210
MFS Value Fund - Class I	51,962	1,972,982
		16,227,068
Fixed Income/Multi-Sector Bond Funds — 21.9%
BlackRock Strategic Income Opportunities Portfolio - Institutional Shares	137,886	1,363,696
Dodge & Cox Income Fund	150,268	2,063,175
Goldman Sachs Emerging Markets Debt Fund - Institutional Shares	68,557	883,706
Loomis Sayles Bond Fund - Institutional Class	109,056	1,524,603
PIMCO Income Fund - Institutional Class	238,315	2,924,129
Western Asset Core Plus Bond Fund - Class I	205,937	2,397,109
		11,156,418
International Funds — 16.0%
DFA Emerging Markets Core Equity Portfolio - Institutional Class	52,314	1,050,458
Dodge & Cox International Stock Fund	17,791	759,665
First Eagle Global Fund - Class A	45,194	2,590,054
Harding, Loevner International Equity Portfolio - Institutional Class	111,515	2,253,720
John Hancock International Growth Fund - Class I	62,862	1,482,910
		8,136,807
Sector Funds — 7.8%
Legg Mason Low Volatility High Dividend ETF (a)	20,000	597,800
SPDR S&P Regional Banking ETF (a)	13,000	702,650
Vanguard Global Minimum Volatility Fund - Admiral Shares	65,480	1,672,350
Vanguard Market Neutral Fund - Investor Shares	81,451	983,928
		3,956,728
Mid-Cap Funds — 7.7%
John Hancock Disciplined Value Mid Cap Fund - Class I	79,122	1,762,829
SPDR S&P MidCap 400 ETF Trust (a)	6,780	2,134,683
		3,897,512
High Yield Bond Funds — 6.0%
Loomis Sayles Institutional High Income Fund	72,561	497,765
Loomis Sayles Senior Floating Rate and Fixed Income Fund - Class Y	181,638	1,809,117
VanEck Vectors Fallen Angel High Yield Bond ETF (a)	25,000	742,250
		3,049,132

See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO SCHEDULE OF INVESTMENTS (Continued)
INVESTMENT COMPANIES — 95.1% (Continued)	Shares	Value
Convertible Bond Funds — 2.6%
AllianzGI Convertible & Income Fund II (b)	97,816	$598,634
SPDR Bloomberg Barclays Convertible Securities ETF (a)	15,000	731,400
		1,330,034
Small-Cap Funds — 1.2%
Brown Capital Management Small Company Fund - Institutional Class (c)	7,567	623,063

Total Investment Companies (Cost $39,653,150)		$48,376,762

STRUCTURED NOTES — 2.5%	Par Value	Value
JPMorgan Chase & Co., Certificates of Deposit Linked to the JPMorgan Efficiente Plus DS 5 Index, due 06/23/2020 (c) (Cost $1,250,000)	$1,250,000	$1,239,750

MONEY MARKET FUNDS — 3.6%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.63% (d) (Cost $1,840,871)	1,840,871	$1,840,871

Total Investments at Value — 101.2% (Cost $42,744,021)		$51,457,383

Liabilities in Excess of Other Assets — (1.2%)		(590,978)

Net Assets — 100.0%		$50,866,405

(a)	Exchange-traded fund.
(b)	Closed-end fund.
(c)	Non-income producing security.
(d)	The rate shown is the 7-day effective yield as of April 30, 2017.

See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO INFORMATION
April 30, 2017 (Unaudited)

Asset Allocation (% of Net Assets)

Top Ten Long-Term Holdings

Security Description	% of Net Assets
Invesco European Growth Fund - Class Y	7.7%
Oakmark International Fund - Institutional Class	7.3%
iShares MSCI Germany ETF	7.1%
Ivy International Core Equity Fund - Class I	5.5%
DFA Continental Small Company Portfolio - Institutional Class	5.4%
Hartford International Value Fund (The) - Class Y	5.3%
John Hancock International Growth Fund - Class I	4.7%
JOHCM International Select Fund - Class I	4.4%
Oppenheimer International Small-Mid Company Fund - Class I	4.4%
iShares MSCI United Kingdom ETF	3.9%

NEW CENTURY INTERNATIONAL PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2017 (Unaudited)
INVESTMENT COMPANIES — 97.1%	Shares	Value
Diversified Funds — 45.5%
Deutsche X-trackers MSCI EAFE Hedged Equity ETF (a)	10,000	$300,100
DFA International Small Cap Value Portfolio - Institutional Class	55,035	1,156,286
Dodge & Cox International Stock Fund	23,187	990,096
FMI International Fund - Investor Class	34,739	1,118,599
Hartford International Value Fund (The) - Class Y	108,479	1,785,560
Ivy International Core Equity Fund - Class I	100,160	1,854,956
JOHCM International Select Fund - Class I	73,242	1,480,957
John Hancock International Growth Fund - Class I	66,918	1,578,594
MFS International Value Fund - Class I	27,950	1,132,552
Oakmark International Fund - Institutional Class (b)	94,404	2,449,793
Oppenheimer International Small-Mid Company Fund - Class I	34,933	1,480,453
		15,327,946
Europe Funds — 33.4%
DFA Continental Small Company Portfolio - Institutional Class	72,462	1,831,116
Invesco European Growth Fund - Class Y	68,903	2,590,758
iShares Core MSCI Europe ETF (a)	25,000	1,142,375
iShares MSCI Germany ETF (a)	80,100	2,377,368
iShares MSCI Sweden Capped ETF (a)	29,500	976,745
iShares MSCI Switzerland Capped ETF (a)	30,600	1,017,144
iShares MSCI United Kingdom ETF (a)	40,073	1,326,416
		11,261,922
Asia/Pacific Funds — 14.3%
Deutsche X-trackers MSCI Japan Hedged Equity ETF (a)	25,500	963,645
iShares MSCI Australia ETF (a)	30,100	676,046
iShares MSCI Japan ETF (a)	15,000	777,900
Matthews Emerging Asia Fund - Institutional Class	91,231	1,298,213
Matthews Japan Fund - Institutional Class	54,633	1,114,504
		4,830,308
Diversified Emerging Markets Funds — 3.9%
DFA Emerging Markets Core Equity Portfolio - Institutional Class	64,505	1,295,256

Total Investment Companies (Cost $27,858,542)		$32,715,432

See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 3.0%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.63% (c) (Cost $1,011,027)	1,011,027	$1,011,027

Total Investments at Value — 100.1% (Cost $28,869,569)		$33,726,459

Liabilities in Excess of Other Assets — (0.1%)		(41,476)

Net Assets — 100.0%		$33,684,983

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of April 30, 2017.

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO INFORMATION
April 30, 2017 (Unaudited)

Asset Allocation (% of Net Assets)

Top Ten Long-Term Holdings

Security Description	% of Net Assets
AQR Long-Short Equity Fund - Class I	7.7%
Boston Partners Long/Short Research Fund - Institutional Class	7.6%
First Eagle Global Fund - Class A	6.1%
Berwyn Income Fund	6.1%
Calamos Market Neutral Income Fund - Class A	6.1%
361 Managed Futures Strategy Fund - Class I	5.9%
John Hancock Global Absolute Return Strategies Fund - Class I	5.0%
Vanguard Market Neutral Fund - Investor Shares	4.2%
Kellner Merger Fund - Institutional Class	4.1%
AQR Managed Futures Strategy Fund - Class I	4.0%

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2017 (Unaudited)
INVESTMENT COMPANIES — 95.6%	Shares	Value
Long/Short Equity Funds — 22.4%
AQR Long-Short Equity Fund - Class I	416,369	$5,695,922
Boston Partners Long/Short Research Fund - Institutional Class (b)	357,075	5,645,359
Vanguard Market Neutral Fund - Investor Shares	258,511	3,122,809
Weitz Partners III Opportunity Fund - Institutional Class (b)	143,855	2,205,300
		16,669,390
Arbitrage Funds — 17.3%
Calamos Market Neutral Income Fund - Class A	343,320	4,542,124
Kellner Merger Fund - Institutional Class	290,071	3,083,456
Touchstone Merger Arbitrage Fund - Institutional Class	259,493	2,875,187
Vivaldi Merger Arbitrage Fund - Class I	228,113	2,386,063
		12,886,830
Global Macro Funds — 17.1%
BlackRock Multi-Asset Income Fund - Institutional Shares	238,360	2,607,657
First Eagle Global Fund - Class A	79,779	4,572,126
Franklin Mutual Global Discovery Fund - Class Z	55,612	1,822,420
John Hancock Global Absolute Return Strategies Fund - Class I (b)	359,972	3,693,312
		12,695,515
Managed Futures Funds — 12.9%
361 Managed Futures Strategy Fund - Class I (b)	401,936	4,385,123
AQR Managed Futures Strategy Fund - Class I	329,270	2,979,895
ASG Managed Futures Strategy Fund - Class Y	229,469	2,251,093
		9,616,111
High Yield/Fixed Income Funds — 7.4%
PIMCO Income Fund - Institutional Class	199,410	2,446,761
T. Rowe Price Institutional Floating Rate Fund - Investor Class	157,474	1,584,184
Templeton Global Bond Fund - Class A	11,936	147,648
Templeton Global Income Fund (d)	194,923	1,296,238
		5,474,831
Asset Allocation Funds — 7.2%
Berwyn Income Fund	330,581	4,552,095
FPA Crescent Fund	24,391	831,002
		5,383,097
Natural Resources Funds — 6.5%
Alerian MLP ETF (a)	75,000	945,000
ETRACS Alerian MLP Infrastructure Index ETN (e)	23,491	661,506
Oppenheimer SteelPath MLP Select 40 Fund - Class Y (b)	233,987	2,264,998
SPDR Gold Shares (a) (b) (c)	4,800	579,696
Tortoise MLP & Pipeline Fund - Institutional Class	25,145	354,040
		4,805,240
Option Hedged Funds — 2.8%
JPMorgan Hedged Equity Fund - Select Class	114,590	2,072,925

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO SCHEDULE OF INVESTMENTS (Continued)
INVESTMENT COMPANIES — 95.6% (Continued)	Shares	Value
Real Estate Funds — 2.0%
CBRE Clarion Global Real Estate Income Fund (d)	48,500	$371,510
Vanguard REIT ETF (a)	9,500	786,505
Voya Global Real Estate Fund - Class I	19,279	367,847
		1,525,862

Total Investment Companies (Cost $63,740,691)		$71,129,801

STRUCTURED NOTES — 3.5%	Par Value	Value
JPMorgan Chase & Co., 5 Year Dual Directional Notes Linked to the S&P 500 Index, due 03/31/2021 (b)	$900,000	$1,015,740
JPMorgan Chase & Co., Certificates of Deposit Linked to the JPMorgan Efficiente Plus DS 5 Index, due 06/23/2020 (b)	1,600,000	1,586,880
Total Structured Notes (Cost $2,500,000)		$2,602,620

MONEY MARKET FUNDS — 0.6%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.63% (f) (Cost $478,905)	478,905	$478,905

Total Investments at Value — 99.7% (Cost $66,719,596)		$74,211,326

Other Assets in Excess of Liabilities — 0.3%		226,488

Net Assets — 100.0%		$74,437,814

(a)	Exchange-traded fund.
(b)	Non-income producing security.
(c)	For federal income tax purposes, structured as a grantor trust.
(d)	Closed-end fund.
(e)	Exchange-traded note.
(f)	The rate shown is the 7-day effective yield as of April 30, 2017.

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS STATEMENTS OF ASSETS AND LIABILITIES April 30, 2017 (Unaudited)
	New Century Capital Portfolio	New Century Balanced Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
ASSETS
Investments in securities:
At acquisition cost	$65,592,939	$42,744,021	$28,869,569	$66,719,596
At value (Note 1A)	$85,568,021	$51,457,383	$33,726,459	$74,211,326
Cash	—	—	—	4,900
Dividends receivable	274	10,601	282	1,194
Receivable for investment securities sold	—	182,158	—	301,007
Receivable for capital shares sold	50	300	25	25
Other assets	2,951	1,749	1,219	2,607
TOTAL ASSETS	85,571,296	51,652,191	33,727,985	74,521,059

LIABILITIES
Payable for investment securities purchased	—	731,855	—	—
Payable to Adviser (Note 2)	71,083	24,838	24,127	48,871
Payable to Distributor (Note 3)	18,886	9,024	3,276	15,318
Other accrued expenses and liabilities	10,027	20,069	15,599	19,056
TOTAL LIABILITIES	99,996	785,786	43,002	83,245

NET ASSETS	$85,471,300	$50,866,405	$33,684,983	$74,437,814

Net assets consist of:
Paid-in capital	$57,031,656	$38,763,784	$27,630,520	$66,006,601
Accumulated (distributions in excess of) net investment income	218,276	(10,560)	199,621	(260,101)
Accumulated net realized gains on investments	8,246,286	3,399,819	997,952	1,199,584
Net unrealized appreciation on investments	19,975,082	8,713,362	4,856,890	7,491,730
Net assets	$85,471,300	$50,866,405	$33,684,983	$74,437,814

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,859,083	3,449,667	2,742,918	5,767,436

Net asset value, offering price and redemption price per share (a)	$17.59	$14.75	$12.28	$12.91

(a)	Redemption price may differ from the net asset value per share depending upon the length of time held (Note 1B).

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2017 (Unaudited)
	New Century Capital Portfolio	New Century Balanced Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
INVESTMENT INCOME
Dividends	$857,986	$714,683	$459,235	$479,388

EXPENSES
Investment advisory fees (Note 2)	419,395	254,492	172,976	286,276
Distribution fees (Note 3)	104,480	56,485	36,325	80,157
Accounting fees	25,307	19,264	16,402	23,495
Trustees’ fees (Note 2)	27,927	16,430	10,704	24,439
Legal and audit fees	21,912	14,975	11,827	19,735
Administration fees (Note 2)	22,494	13,887	9,860	19,879
Transfer agent fees	14,383	10,942	9,324	13,351
Other expenses	4,045	17,166	14,785	13,611
Total expenses	639,943	403,641	282,203	480,943
Less fee reductions by the Adviser (Note 2)	—	(18,516)	(22,738)	—
Net expenses	639,943	385,125	259,465	480,943

NET INVESTMENT INCOME (LOSS)	218,043	329,558	199,770	(1,555)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains on investments	7,905,229	3,309,872	1,875,351	974,851
Long-term capital gain distributions from regulated investment companies	443,299	275,610	112,124	376,919
Net change in unrealized appreciation (depreciation) on investments	1,309,251	298,650	811,745	1,260,866

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	9,657,779	3,884,132	2,799,220	2,612,636

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,875,822	$4,213,690	$2,998,990	$2,611,081

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS STATEMENTS OF CHANGES IN NET ASSETS
	New Century Capital Portfolio
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
FROM OPERATIONS
Net investment income	$218,043	$90,713
Net realized gains from security transactions	7,905,229	3,618,803
Long-term capital gain distributions from regulated investment companies	443,299	2,649,996
Net change in unrealized appreciation (depreciation) on investments	1,309,251	(7,043,896)
Net increase (decrease) in net assets from operations	9,875,822	(684,384)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income (Note 1E)	(90,464)	(38,209)
From net realized gains on security transactions (Note 1E)	(6,370,790)	(9,727,080)
Decrease in net assets from distributions to shareholders	(6,461,254)	(9,765,289)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	301,790	866,488
Proceeds from redemption fees collected (Note 1B)	480	16
Net asset value of shares issued in reinvestment of distributions to shareholders	6,331,926	9,343,709
Payments for shares redeemed	(12,551,732)	(19,478,889)
Net decrease in net assets from capital share transactions	(5,917,536)	(9,268,676)

TOTAL DECREASE IN NET ASSETS	(2,502,968)	(19,718,349)

NET ASSETS
Beginning of period	87,974,268	107,692,617
End of period	$85,471,300	$87,974,268

ACCUMULATED NET INVESTMENT INCOME	$218,276	$90,697

CAPITAL SHARE ACTIVITY
Shares sold	17,565	50,821
Shares reinvested	385,623	556,504
Shares redeemed	(728,960)	(1,154,538)
Net decrease in shares outstanding	(325,772)	(547,213)
Shares outstanding, beginning of period	5,184,855	5,732,068
Shares outstanding, end of period	4,859,083	5,184,855

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS STATEMENTS OF CHANGES IN NET ASSETS
	New Century Balanced Portfolio
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
FROM OPERATIONS
Net investment income	$329,558	$672,904
Net realized gains from security transactions	3,309,872	926,598
Long-term capital gain distributions from regulated investment companies	275,610	1,342,604
Net change in unrealized appreciation (depreciation) on investments	298,650	(2,344,434)
Net increase in net assets from operations	4,213,690	597,672

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income (Note 1E)	(388,036)	(632,267)
From net realized gains on security transactions (Note 1E)	(2,307,773)	(3,890,567)
Decrease in net assets from distributions to shareholders	(2,695,809)	(4,522,834)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	167,158	1,006,156
Proceeds from redemption fees collected (Note 1B)	200	198
Net asset value of shares issued in reinvestment of distributions to shareholders	2,631,297	4,229,591
Payments for shares redeemed	(6,519,595)	(16,017,119)
Net decrease in net assets from capital share transactions	(3,720,940)	(10,781,174)

TOTAL DECREASE IN NET ASSETS	(2,203,059)	(14,706,336)

NET ASSETS
Beginning of period	53,069,464	67,775,800
End of period	$50,866,405	$53,069,464

ACCUMULATED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(10,560)	$47,918

CAPITAL SHARE ACTIVITY
Shares sold	11,519	71,134
Shares reinvested	187,414	305,606
Shares redeemed	(450,575)	(1,149,905)
Net decrease in shares outstanding	(251,642)	(773,165)
Shares outstanding, beginning of period	3,701,309	4,474,474
Shares outstanding, end of period	3,449,667	3,701,309

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS STATEMENTS OF CHANGES IN NET ASSETS
	New Century International Portfolio
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
FROM OPERATIONS
Net investment income	$199,770	$319,719
Net realized gains (losses) from security transactions	1,875,351	(1,758,247)
Long-term capital gain distributions from regulated investment companies	112,124	862,196
Net change in unrealized appreciation (depreciation) on investments	811,745	(776,603)
Net increase (decrease) in net assets from operations	2,998,990	(1,352,935)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income (Note 1E)	(319,368)	(373,058)
From net realized gains on security transactions (Note 1E)	—	(5,094,715)
Decrease in net assets from distributions to shareholders	(319,368)	(5,467,773)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	159,586	1,808,686
Net asset value of shares issued in reinvestment of distributions to shareholders	313,557	5,263,023
Payments for shares redeemed	(9,432,106)	(13,274,556)
Net decrease in net assets from capital share transactions	(8,958,963)	(6,202,847)

TOTAL DECREASE IN NET ASSETS	(6,279,341)	(13,023,555)

NET ASSETS
Beginning of period	39,964,324	52,987,879
End of period	$33,684,983	$39,964,324

ACCUMULATED NET INVESTMENT INCOME	$199,621	$319,219

CAPITAL SHARE ACTIVITY
Shares sold	14,008	168,809
Shares reinvested	28,046	461,669
Shares redeemed	(829,174)	(1,143,375)
Net decrease in shares outstanding	(787,120)	(512,897)
Shares outstanding, beginning of period	3,530,038	4,042,935
Shares outstanding, end of period	2,742,918	3,530,038

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS STATEMENTS OF CHANGES IN NET ASSETS
	New Century Alternative Strategies Portfolio
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
FROM OPERATIONS
Net investment income (loss)	$(1,555)	$854,132
Net realized gains (losses) from security transactions	974,851	(922,743)
Long-term capital gain distributions from regulated investment companies	376,919	913,690
Net change in unrealized appreciation (depreciation) on investments	1,260,866	(118,695)
Net increase in net assets from operations	2,611,081	726,384

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income (Note 1E)	(168,712)	(698,410)
From net realized gains on security transactions (Note 1E)	(27,607)	(477,295)
Decrease in net assets from distributions to shareholders	(196,319)	(1,175,705)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	457,720	2,312,118
Proceeds from redemption fees collected (Note 1B)	14	433
Net asset value of shares issued in reinvestment of distributions to shareholders	193,317	1,142,885
Payments for shares redeemed	(7,314,221)	(17,444,193)
Net decrease in net assets from capital share transactions	(6,663,170)	(13,988,757)

TOTAL DECREASE IN NET ASSETS	(4,248,408)	(14,438,078)

NET ASSETS
Beginning of period	78,686,222	93,124,300
End of period	$74,437,814	$78,686,222

ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME	$(260,101)	$(89,834)

CAPITAL SHARE ACTIVITY
Shares sold	36,052	188,920
Shares reinvested	15,270	94,297
Shares redeemed	(573,187)	(1,422,856)
Net decrease in shares outstanding	(521,865)	(1,139,639)
Shares outstanding, beginning of period	6,289,301	7,428,940
Shares outstanding, end of period	5,767,436	6,289,301

See accompanying notes to financial statements.

NEW CENTURY CAPITAL PORTFOLIO FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2017 (Unaudited)		Years Ended October 31,
			2016	2015	2014	2013		2012
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$16.97		$18.79	$21.15	$20.81	$17.55		$16.11

Income (loss) from investment operations:
Net investment income (loss)	0.05		0.02	0.02	(0.01)	(0.00	)(a)	(0.01)
Net realized and unrealized gains (losses) on investments	1.87		(0.10)	0.24	2.29	4.11		1.54
Total from investment operations	1.92		(0.08)	0.26	2.28	4.11		1.53

Less distributions:
Distributions from net investment income	(0.02)		(0.01)	—	—	—		—
Distributions from net realized gains	(1.28)		(1.73)	(2.62)	(1.94)	(0.85)		(0.09)
Total distributions	(1.30)		(1.74)	(2.62)	(1.94)	(0.85)		(0.09)

Proceeds from redemption fees collected (Note 1B)	0.00	(a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00	(a)	—

Net asset value, end of period	$17.59		$16.97	$18.79	$21.15	$20.81		$17.55

TOTAL RETURN (b)	11.86	%(c)	(0.34%)	1.20%	11.53%	24.45%		9.57%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$85,471		$87,974	$107,693	$114,954	$112,828		$87,664

Ratio of expenses to average net assets (d)	1.47	%(f)	1.48%	1.44%	1.41%	1.43%		1.46%

Ratio of net investment income (loss) to average net assets (e)	0.50	%(f)	0.09%	0.09%	(0.06%)	(0.00%)		(0.05%)

Portfolio turnover	25	%(c)	48%	32%	26%	28%		7%

(a)	Amount rounds to less than $0.01 per share.
(b)
Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.
(d)	The ratios of expenses to average net assets do not reflect the Portfolio’s proportionate share of expenses of the underlying investment companies in which the Portfolio invests.
(e)	Recognition of net investment income (loss) by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(f)	Annualized.

See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2017 (Unaudited)		Years Ended October 31,
			2016	2015	2014	2013	2012
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$14.34		$15.15	$16.80	$16.68	$14.56	$13.59

Income (loss) from investment operations:
Net investment income	0.09		0.16	0.19	0.15	0.18	0.17
Net realized and unrealized gains (losses) on investments	1.09		0.06 (a)	(0.51)	1.10	2.12	0.97
Total from investment operations	1.18		0.22	(0.32)	1.25	2.30	1.14

Less distributions:
Distributions from net investment income	(0.11)		(0.14)	(0.19)	(0.19)	(0.18)	(0.17)
Distributions from net realized gains	(0.66)		(0.89)	(1.14)	(0.94)	—	—
Total distributions	(0.77)		(1.03)	(1.33)	(1.13)	(0.18)	(0.17)

Proceeds from redemption fees collected (Note 1B)	0.00	(b)	0.00 (b)	0.00 (b)	—	0.00 (b)	0.00 (b)

Net asset value, end of period	$14.75		$14.34	$15.15	$16.80	$16.68	$14.56

TOTAL RETURN (c)	8.46	%(d)	1.70%	(2.04%)	7.81%	15.97%	8.54%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$50,866		$53,069	$67,776	$73,737	$71,457	$66,826

Ratio of expenses to average net assets:
Before fee reductions (Note 2) (e)	1.57	%(g)	1.50%	1.40%	1.40%	1.43%	1.45%
After fee reductions (Note 2) (e)	1.50	%(g)	1.50%	1.40%	1.40%	1.43%	1.45%

Ratio of net investment income to average net assets:
Before fee reductions (Note 2) (f)	1.21	%(g)	1.15%	1.11%	0.88%	1.17%	1.18%
After fee reductions (Note 2) (f)	1.28	%(g)	1.15%	1.11%	0.88%	1.17%	1.18%

Portfolio turnover	12	%(d)	34%	33%	16%	21%	13%

(a)
Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the year ended October 31, 2016, primarily due to the timing of capital gains declared by the underlying investment companies in which the Portfolio invests.

(b)	Amount rounds to less than $0.01 per share.
(c)
Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(d)	Not annualized.
(e)	The ratios of expenses to average net assets do not reflect the Portfolio’s proportionate share of expenses of the underlying investment companies in which the Portfolio invests.
(f)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(g)	Annualized.

See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2017 (Unaudited)		Years Ended October 31,
			2016	2015	2014	2013	2012
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$11.32		$13.11	$14.90	$16.24	$13.92	$13.41

Income (loss) from investment operations:
Net investment income	0.09		0.10	0.16	0.11	0.11	0.15
Net realized and unrealized gains (losses) on investments	0.98		(0.43)	(0.13)	(0.22)	2.37	0.46
Total from investment operations	1.07		(0.33)	0.03	(0.11)	2.48	0.61

Less distributions:
Distributions from net investment income	(0.11)		(0.10)	(0.17)	(0.10)	(0.16)	(0.10)
Distributions from net realized gains	—		(1.36)	(1.65)	(1.13)	—	—
Total distributions	(0.11)		(1.46)	(1.82)	(1.23)	(0.16)	(0.10)

Proceeds from redemption fees collected (Note 1B)	—		—	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)

Net asset value, end of period	$12.28		$11.32	$13.11	$14.90	$16.24	$13.92

TOTAL RETURN (b)	9.50	%(c)	(2.60%)	0.45%	(0.89%)	17.95%	4.60%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$33,685		$39,964	$52,988	$56,073	$62,708	$57,266

Ratios of expenses to average net assets:
Before fee reductions (Note 2) (d)	1.63	%(f)	1.58%	1.50%	1.47%	1.43%	1.50%
After fee reductions (Note 2) (d)	1.50	%(f)	1.50%	1.50%	1.47%	1.43%	1.50%

Ratios of net investment income to average net assets:
Before fee reductions (Note 2) (e)	1.02	%(f)	0.64%	1.12%	0.66%	0.67%	1.03%
After fee reductions (Note 2) (e)	1.15	%(f)	0.72%	1.12%	0.66%	0.67%	1.03%

Portfolio turnover	38	%(c)	45%	54%	22%	32%	4%

(a)	Amount rounds to less than $0.01 per share.
(b)
Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.
(d)	The ratios of expenses to average net assets do not reflect the Portfolio’s proportionate share of expenses of the underlying investment companies in which the Portfolio invests.
(e)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(f)	Annualized.

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO FINANCIAL HIGHLIGHTS
Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period
	Six Months Ended April 30, 2017 (Unaudited)		Years Ended October 31,
			2016	2015	2014	2013	2012
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$12.51		$12.54	$13.14	$13.02	$12.24	$11.80

Income (loss) from investment operations:
Net investment income (loss)	(0.00	)(a)	0.12	0.12	0.09	0.05	0.14
Net realized and unrealized gains (losses) on investments	0.43		0.02 (b)	(0.58)	0.11	0.80	0.47
Total from investment operations	0.43		0.14	(0.46)	0.20	0.85	0.61

Less distributions:
Distributions from net investment income	(0.03)		(0.10)	(0.14)	(0.08)	(0.07)	(0.17)
Distributions from net realized gains	(0.00	)(a)	(0.07)	—	—	—	—
Total distributions	(0.03)		(0.17)	(0.14)	(0.08)	(0.07)	(0.17)

Proceeds from redemption fees collected (Note 1B)	0.00	(a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)

Net asset value, end of period	$12.91		$12.51	$12.54	$13.14	$13.02	$12.24

TOTAL RETURN (c)	3.46	%(d)	1.11%	(3.56%)	1.53%	6.99%	5.26%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$74,438		$78,686	$93,124	$121,546	$123,411	$117,272

Ratio of expenses to average net assets (e)	1.26	%(g)	1.25%	1.19%	1.14%	1.13%	1.11%

Ratio of net investment income (loss) to average net assets (f)	(0.00%	)(g)	1.02%	1.07%	0.66%	0.39%	1.15%

Portfolio turnover	4	%(d)	28%	40%	29%	25%	32%

(a)	Amount rounds to less than $0.01 per share.
(b)
Represents a balancing figure derived from other amounts in the financial highlights table that captures all other changes affecting net asset value per share. This per share amount does not correlate to the aggregate of the net realized and unrealized losses on the Statement of Operations for the year ended October 31, 2016, primarily due to the timing of capital gains declared by the underlying investment companies in which the Portfolio invests.

(c)
Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(d)	Not annualized.
(e)	The ratios of expenses to average net assets do not reflect the Portfolio’s proportionate share of expenses of the underlying investment companies in which the Portfolio invests.
(f)	Recognition of net investment income (loss) by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(g)	Annualized.

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
April 30, 2017 (Unaudited)

(1)	SIGNIFICANT ACCOUNTING POLICIES

New Century Portfolios (“New Century”) is organized as a Massachusetts business trust. New Century is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and currently offers shares of four series: New Century Capital Portfolio, New Century Balanced Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (together, the “Portfolios” and each, a “Portfolio”). New Century Capital Portfolio and New Century Balanced Portfolio commenced operations on January 31, 1989. New Century International Portfolio commenced operations on November 1, 2000, and New Century Alternative Strategies Portfolio commenced operations on May 1, 2002.

Weston Financial Group, Inc. (the “Adviser”), a wholly-owned subsidiary of The Washington Trust Company, serves as the investment adviser to each Portfolio. Weston Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Washington Trust Bancorp, Inc., which is the parent company of The Washington Trust Company, serves as the distributor and principal underwriter to each Portfolio.

The investment objective of New Century Capital Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objective by investing primarily in shares of other registered investment companies, including exchange-traded funds (“ETFs”), that emphasize investments in equity securities (domestic and foreign).

The investment objective of New Century Balanced Portfolio is to provide income, with a secondary objective to provide capital growth, while managing risk. This Portfolio seeks to achieve its objective by investing primarily in shares of other registered investment companies, including ETFs, that emphasize investments in equity securities (domestic and foreign), fixed income (domestic and foreign), or in a composite of such securities. This Portfolio maintains at least 25% of its assets in fixed income securities by selecting registered investment companies that invest in such securities.

The investment objective of New Century International Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objective by investing primarily in shares of registered investment companies, including ETFs, which emphasize investments in equities but which focus on securities in foreign and emerging markets, and with less emphasis on securities in domestic markets.

The investment objective of New Century Alternative Strategies Portfolio is to provide total return while managing risk. This Portfolio seeks to achieve its objective by focusing on total return while managing volatility and risk. In addition, the Portfolio will continue to invest primarily in shares of other registered investment companies, including ETFs and closed-end funds, that emphasize alternative strategies which generally have low correlation to the securities in the S&P 500 Composite Index.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2017 (Unaudited)

The net asset value per share of each Portfolio fluctuates daily and there is no assurance that the Portfolios will be successful in achieving their stated investment objectives.

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, each Portfolio follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X which will impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact, management believes that many of the Regulation S-X amendments are consistent with the Portfolios’ current financial statement presentation and expects that the Portfolios will be able to comply with the amendments by the August 1, 2017 compliance date.

The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Investment Valuation

Investments in shares of other open-end investment companies are valued at their net asset value as reported by such companies. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus. The Portfolios may also invest in closed-end investment companies, ETFs, and to a certain extent, directly in securities when the Adviser deems it appropriate. Investments in closed-end investment companies, ETFs and direct investments in securities are valued at market prices, as described in the paragraph below.

Investments in securities traded on a national securities exchange or included in NASDAQ are generally valued at the last reported sales price, the closing price or the official closing price; and securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Other assets and securities for which no quotations are readily available or for which quotations the Adviser believes do not reflect market value are valued at their fair value as determined in good faith by the Adviser under the procedures established by the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Factors considered in determining the value of portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2017 (Unaudited)

between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Structured notes held by New Century Balanced and New Century Alternative Strategies Portfolios are classified as Level 2 since the values for such securities are customarily based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, underlying index values and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level of the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Portfolio’s investments by security type as of April 30, 2017:

New Century Capital Portfolio
	Level 1	Level 2	Level 3	Total
Investment Companies	$85,073,540	$—	$—	$85,073,540
Money Market Funds	494,481	—	—	494,481
Total	$85,568,021	$—	$—	$85,568,021

New Century Balanced Portfolio
	Level 1	Level 2	Level 3	Total
Investment Companies	$48,376,762	$—	$—	$48,376,762
Structured Notes	—	1,239,750	—	1,239,750
Money Market Funds	1,840,871	—	—	1,840,871
Total	$50,217,633	$1,239,750	$—	$51,457,383

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2017 (Unaudited)

New Century International Portfolio
	Level 1	Level 2	Level 3	Total
Investment Companies	$32,715,432	$—	$—	$32,715,432
Money Market Funds	1,011,027	—	—	1,011,027
Total	$33,726,459	$—	$—	$33,726,459

New Century Alternative Strategies Portfolio
	Level 1	Level 2	Level 3	Total
Investment Companies	$71,129,801	$—	$—	$71,129,801
Structured Notes	—	2,602,620	—	2,602,620
Money Market Funds	478,905	—	—	478,905
Total	$71,608,706	$2,602,620	$—	$74,211,326

Refer to each Portfolio’s Schedule of Investments for a listing of the securities using Level 1 and Level 2 inputs. As of April 30, 2017, the Portfolios did not have any transfers into or out of any Level. In addition, the Portfolios did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of April 30, 2017. It is the Portfolios’ policy to recognize transfers into or out of any Level at the end of the reporting period.

B.	Share Valuation

The net asset value per share of each Portfolio is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Portfolio is equal to the net asset value per share, except that shares of each Portfolio are subject to a redemption fee of 2% if redeemed within 30 days of the date of purchase. This redemption fee applies to all shareholders and accounts; however, each Portfolio reserves the right to waive such redemption fees on employer sponsored retirement accounts. No redemption fee is imposed on the exchange of shares among the various Portfolios of the Trust, the redemption of shares representing reinvested dividends or capital gain distributions, or on amounts representing capital appreciation of shares. During the periods ended April 30, 2017 and October 31, 2016, proceeds from redemption fees totaled $480 and $16, respectively, for New Century Capital Portfolio; $200 and $198, respectively, for New Century Balanced Portfolio; and $14 and $433, respectively, for New Century Alternative Strategies Portfolio. No redemption fees were collected for New Century International Portfolio during the periods ended April 30, 2017 and October 31, 2016. Any redemption fees collected are credited to paid-in capital of the applicable Portfolio.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2017 (Unaudited)

C.	Investment Transactions

Investment transactions are recorded on a trade date basis for financial reporting purposes. Realized gains and losses on securities sold are determined on a specific identification method.

D.	Income Recognition

Interest income, if any, is accrued on portfolio investments daily. Dividend income and realized capital gain distributions are recorded on the ex-dividend date or as soon as the information is available if after the ex-dividend date.

E.	Distributions to Shareholders

Dividends arising from net investment income, if any, are declared and paid semi-annually to shareholders of New Century Balanced and New Century Alternative Strategies Portfolios. Dividends from net investment income, if any, are declared and paid annually to shareholders of New Century Capital and New Century International Portfolios. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed annually. The amount of distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the periods ended April 30, 2017 and October 31, 2016 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
New Century Capital Portfolio
April 30, 2017	$90,464	$6,370,790	$6,461,254
October 31, 2016	$38,209	$9,727,080	$9,765,289
New Century Balanced Portfolio
April 30, 2017	$388,036	$2,307,773	$2,695,809
October 31, 2016	$632,267	$3,890,567	$4,522,834
New Century International Portfolio
April 30, 2017	$319,368	$—	$319,368
October 31, 2016	$373,296	$5,094,477	$5,467,773
New Century Alternative Strategies Portfolio
April 30, 2017	$168,712	$27,607	$196,319
October 31, 2016	$698,410	$477,295	$1,175,705

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2017 (Unaudited)

F.	Cost of Operations

The Portfolios bear all costs of their operations other than expenses specifically assumed by the Adviser. Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio.

G.	Use of Estimates

In preparing financial statements in accordance with GAAP, management is required to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)	INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION AGREEMENT AND TRUSTEES’ FEES

Each Portfolio has entered into an Investment Advisory Agreement with the Adviser. Investment advisory fees for each Portfolio are computed daily and paid monthly. The investment advisory fees for New Century Capital Portfolio are computed at an annualized rate of 1.00% (100 basis points) on the first $75 million of average daily net assets and 0.75% (75 basis points) of average daily net assets exceeding that amount. The investment advisory fees for each of New Century Balanced Portfolio and New Century International Portfolio are computed at an annualized rate of 1.00% (100 basis points) on the first $50 million of average daily net assets and 0.75% (75 basis points) of average daily net assets exceeding that amount. The investment advisory fees for New Century Alternative Strategies Portfolio are computed at an annualized rate of 0.75% (75 basis points) of average daily net assets. The advisory fees are calculated based on the net assets of each Portfolio separately, and not on the total net assets of the Portfolios combined.

The Adviser has contractually agreed to limit the total expenses of each Portfolio (excluding interest, taxes, brokerage, acquired fund fees and expenses and extraordinary expenses) to an annual rate of 1.50% of average daily net assets. The limitation on total expenses does not include a Portfolio’s proportionate share of expenses of the underlying investment companies (i.e. acquired fund fees and expenses) in which such Portfolio invests. This contractual agreement is in place until March 1, 2018. In connection therewith, during the six months ended April 30, 2017, the Adviser reduced its advisory fees for New Century Balanced Portfolio and New Century International Portfolio by $18,516 and $22,738, respectively. No advisory fee reductions were necessary for New Century Capital or New Century Alternative Strategies Portfolios.

Any advisory fee reductions and/or any other operating expenses absorbed by the Adviser pursuant to the expense limitation agreement shall be reimbursed by a Portfolio to the Adviser, if so requested by the Adviser, provided the aggregate amount of such Portfolio’s current

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2017 (Unaudited)

total operating expenses for such year does not exceed the applicable existing limitation on Portfolio expenses, and further provided the reimbursement is made within three years after the end of the fiscal year in which the fee reduction or expense reimbursement occurred.

As of April 30, 2017, the amount available for reimbursement to the Adviser by the New Century Balanced Portfolio and New Century International Portfolio is $18,516 and $55,555, respectively. As of April 30, 2017, the Adviser may recover a portion of such amounts no later than the dates stated below:

	October 31, 2019	October 31, 2020
New Century Balanced Portfolio	$—	$18,516
New Century International Portfolio	$32,817	$22,738

No fee reductions or expense reimbursements have been made by the Adviser for which it is still entitled to reimbursement by either New Century Capital or New Century Alternative Strategies Portfolios.

Fees paid by the Portfolios pursuant to an Administration Agreement with the Adviser to administer the ordinary course of the Portfolios’ business are paid monthly based on actual expenses incurred in the oversight of the Portfolios’ affairs.

The Portfolios pay each Trustee who is not affiliated with the Adviser (“Independent Trustee”) a $12,000 annual retainer, paid quarterly, and a per-meeting fee of $8,000 for each Board meeting attended, whether regularly scheduled or a “special” meeting, and a per-meeting fee of $2,000 for each Audit Committee meeting, whether regularly scheduled or a “special” meeting. Any Trustee who is affiliated with the Adviser and any officer of New Century does not receive compensation from the Portfolios at this time.

Certain officers and Trustees of New Century are also officers and/or directors of the Adviser and are not paid any fees by the Portfolios for serving in such capacities.

(3)	DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH RELATED PARTIES

The Portfolios have adopted a Distribution Plan (the “Plan”) under Section 12(b) of the Investment Company Act of 1940, as amended, and Rule 12b-1 thereunder. Under the Plan, each Portfolio may pay up to 0.25% (25 basis points) of its average daily net assets to the Distributor for activities primarily intended to result in the sale of shares. Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Trustees and a majority of those Trustees who are not “interested persons” of the Portfolios and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2017 (Unaudited)

During the six months ended April 30, 2017, the Distributor received $104,480, $56,485, $36,325 and $80,157 from New Century Capital, New Century Balanced, New Century International and New Century Alternative Strategies Portfolios, respectively, pursuant to the Plan. As described below, these net amounts were offset by the sales commissions and other compensation received by the Distributor.

During the six months ended April 30, 2017, the Distributor also received sales commissions and other compensation of $4,183, $6,290, $3,093 and $13,955 in connection with the purchase of investment company shares by New Century Capital, New Century Balanced, New Century International and New Century Alternative Strategies Portfolios, respectively. The Distributor has agreed to reduce payments made by each Portfolio pursuant to the Plan in amounts equal to the sales commissions and other compensation it has received as a result of a Portfolio’s investment in other investment companies.

Certain officers and Trustees of New Century are also officers and/or directors of the Distributor and are not paid any fees by the Portfolios for serving in such capacities.

(4)	INVESTMENT TRANSACTIONS

During the six months ended April 30, 2017, the cost of purchases and the proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, were as follows:

	New Century Capital Portfolio	New Century Balanced Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
Purchase of investment securities	$21,875,511	$6,298,723	$13,123,044	$2,826,893
Proceeds from sales and maturities of investment securities	$33,474,657	$12,785,142	$22,149,377	$7,625,101

(5)	TAX MATTERS

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Portfolios of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2017 (Unaudited)

The following information is based upon the federal income tax cost of investment securities as of April 30, 2017:

	New Century Capital Portfolio	New Century Balanced Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
Federal income tax cost	$65,718,736	$42,934,218	$28,918,932	$66,836,735
Gross unrealized appreciation	$20,002,266	$8,608,734	$4,840,072	$8,660,838
Gross unrealized depreciation	(152,981)	(85,569)	(32,545)	(1,286,247)
Net unrealized appreciation	$19,849,285	$8,523,165	$4,807,527	$7,374,591

The tax character of accumulated earnings at April 30, 2017 was as follows:

	New Century Capital Portfolio	New Century Balanced Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
Accumulated (distributions in excess of) ordinary income	$218,276	$(10,560)	$199,621	$(260,101)
Net unrealized appreciation	19,849,285	8,523,165	4,807,527	7,374,591
Capital loss carryforwards	—	—	(864,582)	—
Other gains	8,372,083	3,590,016	1,911,897	1,316,723
Total accumulated earnings	$28,439,644	$12,102,621	$6,054,463	$8,431,213

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments for each Portfolio is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

As of October 31, 2016, New Century International Portfolio had short-term capital loss carryforwards of $351,858 and long-term capital loss carryforwards of $512,724 for federal income tax purposes, which may be carried forward indefinitely. These capital loss carryforwards are available to offset realized capital gains in the current and future years, thereby reducing future taxable gains distributions.

The Portfolios recognize the tax benefits or expenses of uncertain tax positions only when the positions are “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Portfolios’ tax positions taken on federal income tax returns for the current and all open tax years (tax years ended October 31, 2013 through October 31, 2016) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Each Portfolio identifies its major tax jurisdiction as U.S. Federal.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2017 (Unaudited)

(6)	INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Portfolios are funds of funds which invest primarily in the shares of registered open-end and closed-end investment companies, including ETFs. Thus, each Portfolio is affected by the performance of those companies. Investing in investment companies does not eliminate investment risk.

Closed-end investment companies and ETFs trade on securities exchanges, and the market price for which such securities trade may not correspond exactly with the net asset value of the investment company. In addition, a closed-end investment company may trade infrequently, with small volume and at a discount to the net asset value, which may affect the Portfolio’s ability to sell shares of such company at a reasonable price. Further, ETFs which hold stocks included in a particular index will not be able to perfectly replicate the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the Portfolios incur additional indirect expenses due to acquired fund fees and other costs to the extent they invest in shares of other investment companies.

(7)	CONTINGENCIES AND COMMITMENTS

New Century indemnifies its officers and Trustees for certain liabilities that might arise from the performance of their duties to the Portfolios. Additionally, in the normal course of business, New Century, on behalf of its Portfolios, enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, New Century expects the risk of loss to be remote.

(8)	SUBSEQUENT EVENTS

The Portfolios are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolios are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted the following:

At a meeting held on June 15, 2017, the Board of Trustees (the “Board”) of the Trust considered and approved a proposal affecting the New Century Capital Portfolio, New Century Balanced Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (each, a “Portfolio” and collectively, the “New Century Portfolios”) and their shareholders. Based upon a recommendation from the Adviser, the Board voted to recommend that the shareholders adopt the proposed Agreement and Plan

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2017 (Unaudited)

of Dissolution and Liquidation (the “Liquidation Plan”) to close and liquidate the Trust. Pursuant to that recommendation, the Board also approved a proposal to suspend sales of its shares to investors effective June 30, 2017, with limited exceptions for those shareholders purchasing shares through an Automatic Investment Plan (“AIP”). The Board will provide further information to shareholders via proxy statement that will be released to shareholders on or about July 17, 2017 for their review and approval. The proxy provides information regarding the proposed liquidation and related voting instructions. At a special meeting of shareholders to be held on August 22, 2017, the shareholders will be asked to vote in favor of closing the Portfolios effective September 29, 2017. If approved, all of the Portfolios’ outstanding shares are expected to be redeemed and the Portfolios will be liquidated on or about September 29, 2017.

NEW CENTURY PORTFOLIOS
ABOUT YOUR PORTFOLIOS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Portfolios, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other expenses. The following examples are intended to help you understand ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples in the tables below are based on an investment of $1,000 made at the beginning of the period shown (November 1, 2016) and held until the end of the period (April 30, 2017).

The table below illustrates each Portfolio’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with an initial investment of $1,000 in each of the Portfolios. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolios under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Portfolios’ ongoing costs with those of other mutual funds. It assumes that each Portfolio had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolios’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Portfolios do not charge sales loads. However, a redemption fee of 2% is applied on the sale of shares of the Portfolios held for less than 30 days.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions. In addition, the calculations do not reflect the Portfolios’ proportionate shares of expenses of the underlying investment companies in which the Portfolios invest.

NEW CENTURY PORTFOLIOS
ABOUT YOUR PORTFOLIOS’ EXPENSES (Unaudited)
(Continued)

More information about the Portfolios’ expenses, including recent annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Portfolios’ prospectus.

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Net Expense Ratio(a)	Expenses Paid During Period(b)
New Century Capital Portfolio
Based on Actual Return	$1,000.00	$1,118.60	1.47%	$7.72
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.50	1.47%	$7.35

New Century Balanced Portfolio
Based on Actual Return	$1,000.00	$1,084.60	1.50%	$7.75
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.36	1.50%	$7.50

New Century International Portfolio
Based on Actual Return	$1,000.00	$1,095.00	1.50%	$7.79
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.36	1.50%	$7.50

New Century Alternative Strategies Portfolio
Based on Actual Return	$1,000.00	$1,034.60	1.26%	$6.36
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.55	1.26%	$6.31

(a)	Annualized, based on the Portfolio’s most recent one-half year expenses.
(b)	Expenses are equal to the Portfolios’ annualized net expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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INVESTMENT ADVISER AND ADMINISTRATOR
Weston Financial Group, Inc.
Wellesley, MA

DISTRIBUTOR
Weston Securities Corporation
Wellesley, MA

COUNSEL
Greenberg Traurig, LLP
Philadelphia, PA

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
BBD, LLP
Philadelphia, PA

TRANSFER AGENT
Ultimus Fund Solutions, LLC
Cincinnati, OH

CUSTODIAN
U.S. Bank, N.A.
Cincinnati, OH

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolios. This report is authorized for distribution to prospective investors in the Portfolios only if preceded or accompanied by an effective Prospectus which contains details concerning the management fees, expenses and other pertinent information.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-639-0102, or on the SEC’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-639-0102, or on the SEC’s website at http://www.sec.gov.

The Portfolios file a complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available without charge upon request by calling 1-888-639-0102, or on the SEC’s website at http://www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, or by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]
(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has a standing nominating committee responsible for the selection and nomination to serve as trustees of the registrant. Although the nominating committee expects to be able to find an adequate number of qualified candidates to serve as trustees, the nominating committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the registrant, in writing, at the following address: 100 William Street, Suite 200, Wellesley, Massachusetts 02481-3902.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	New Century Portfolios

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	June 29, 2017

By (Signature and Title)*		/s/ Stephen G. DaCosta
Stephen G. DaCosta, Treasurer and Principal Financial Officer

Date	June 29, 2017

*	Print the name and title of each signing officer under his or her signature.